Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2019
Registrant Name	PACIFIC FUNDS SERIES TRUST
Entity Central Index Key	0001137761
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 27, 2019
Document Effective Date	Jun. 28, 2019
Prospectus Date	Jun. 28, 2019
Pacific Funds ℠ Diversified Income | Advisor Class
Prospectus:
Trading Symbol	PLDDX
Pacific Funds ℠ Ultra Short Income | Advisor Class
Prospectus:
Trading Symbol	PLUDX
Pacific Funds ℠ Ultra Short Income | Class I
Prospectus:
Trading Symbol	PLUIX